Assets held for sale and discontinued operations	12 Months Ended
Mar. 31, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and discontinued operations	10. Assets held for sale and discontinued operations

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations and presented within discontinued
operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are expected to be recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year.
Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

National Grid Renewables
On 24 February 2025, the Group agreed to sell NG Renewables, its US onshore renewables business, to Brookfield Asset Management. The disposal subsequently completed on 29 May 2025 for consideration of £1,531 million ($2,061 million). As NG Renewables did not represent a separate major line of business or geographical operation, it did not meet the criteria for classification as discontinued operations and therefore the results for the period until disposal are not separately disclosed on the face of the income statement.
Financial information relating to the loss arising on the disposal of NG Renewables is set out below:

£m
Goodwill	51
Property, plant and equipment	438
Investment in joint venture	906
Trade and other receivables	141
Cash and cash equivalents	58
Financial investments	41
Other assets	66
Total assets on disposal	1,701
Borrowings	(2)
Other liabilities	(159)
Total liabilities on disposal	(161)
Net assets on disposal	1,540

Satisfied by:
Proceeds	1,531
Total consideration	1,531

Less:
Disposal-related costs	(11)
Loss on disposal before tax and reclassification of foreign currency translation reserve	(20)

Reclassification of foreign currency translation reserve¹	(76)
Tax	5
Post-tax loss on disposal	(91)
1.The reclassification of the foreign currency translation reserve attributable to NG Renewables comprises a loss of £84 million relating to the retranslation of NG Renewables’ operations offset by a gain of £8 million relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the Group’s net investment in NG Renewables.
NG Renewables generated a loss after tax of £14 million for the period until 29 May 2025 (2025: £60 million loss; 2024: £65 million loss).
10. Assets held for sale and discontinued operations cont.
Grain LNG
On 14 August 2025, the Group agreed to sell Grain LNG, its UK LNG asset, to a consortium of multinational energy companies, Centrica plc and energy transition infrastructure investment firm,
Energy Capital Partners LLC, part of Bridgepoint Group plc. The disposal subsequently completed on
28 November 2025. As Grain LNG did not represent a separate major line of business or geographical operation, it did not meet the criteria for classification as discontinued operations and therefore the results for the period until disposal are not separately disclosed on the face of the income statement.
The Group has recognised a £124 million liability as an adjustment to the consideration under the Sale and Purchase Agreement for post closing capital project obligations based on management’s best estimate of the expected outflow. Given the inherent complexity of the project, and the number of parties involved, the Group has considered a range of potential outcomes, including the risk that costs could exceed our estimates. The Group has concluded the risk of a materially adverse impact to our operations, cash flows or financial position is remote.
Financial information relating to the gain arising on the disposal of Grain LNG is set out below:

£m
Other intangible assets	27
Property, plant and equipment	962
Trade and other receivables	27
Cash and cash equivalents	163
Other assets	20
Total assets on disposal	1,199
Borrowings	(135)
Other liabilities	(196)
Total liabilities on disposal	(331)
Net assets on disposal	868

Satisfied by:
Proceeds	1,375
Total consideration	1,375

Less:
Disposal-related costs	(18)
Gain on disposal	489
Grain LNG generated a profit after tax of £89 million for the period until 28 November 2025 (2025:
£120 million; 2024: £114 million).
The UK Gas Transmission business
In July 2024, the Group sold its remaining 20% equity interest in the UK Gas Transmission business
(held through its holding in GasT TopCo Limited). This interest had been classified as held for sale from
31 January 2023 until the date of disposal, as detailed in the Annual Report and Accounts for the year ended 31 March 2025. The total sales proceeds were £686 million and the gain on disposal, after transaction costs, was £25 million.
The disposal of the Group’s remaining interest in GasT TopCo Limited was the final stage of the plan to dispose of the UK Gas Transmission business first announced in 2021. As a result, the gain on disposal and any remeasurements pertaining to the financial derivatives noted above are shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued
operation. This is also reflected in the statement of comprehensive income, as well as earnings per share
(EPS) being shown split between continuing and discontinued operations.
The summary income statements for the years ended 31 March 2025 and 2024 are as follows:

	2025	2024
	£m	£m
Operating profit	—	—
Finance income	5	17
Finance costs[1]	47	62
Profit before tax	52	79
Tax	(1)	(1)
Profit after tax from discontinued operations	51	78
Gain/(loss) on disposal	25	(4)
Total profit after tax from discontinued operations	76	74
1.Finance costs included the remeasurement of the Further Acquisition Agreement option and the Remaining Acquisition Agreement, as detailed in the Annual Report and Accounts for the year ended 31 March 2025.
The summary statements of comprehensive income for the years ended 31 March 2025 and 2024 are as follows:

	2025	2024
	£m	£m
Profit after tax from discontinued operations	76	74
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income	(13)	13
Tax on items that may be reclassified subsequently to profit or loss	3	(3)
Total (losses)/gains from discontinued operations that may be reclassified subsequently to profit or loss	(10)	10
Other comprehensive (loss)/income for the year, net of tax from discontinued operations	(10)	10
Total comprehensive income for the year from discontinued operations	66	84
Details of the cash flows relating to discontinued operations are set out within the consolidated cash flow statement.